LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
LEASE LIABILITIES
Schedule of lease liabilities payable

	As at	As at
	December 31,	December 31,
	2024	2025
	USD’000	USD’000
Lease liabilities payable:
Within one year	41,407	45,662
Within a period of more than one year but not exceeding two years	34,843	39,795
Within a period of more than two years but not exceeding five years	73,725	78,569
Within a period of more than five years	62,651	64,775
	212,626	228,801
Less: Amounts due for settlement within one year shown under current liabilities	41,407	45,662
Amounts due for settlement after one year shown under non-current liabilities	171,219	183,139